Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 4,281	$ 5,295
Short term bank deposits	4,102	5,000
Restricted short term bank deposits	63	63
Trade receivables	202
Other receivables and prepaid expenses	108	161
TOTAL CURRENT ASSETS	8,756	10,519
NON-CURRENT ASSETS:
Property and equipment, net	636	722
Right-of-use assets, net	90	166
Investments in a joint venture accounted for using the equity method	527	510
TOTAL NON-CURRENT ASSETS	1,253	1,398
TOTAL ASSETS	10,009	11,917
CURRENT LIABILITIES:
Loans from related party	974	941
Current maturities of other long-term loan	62	32
Accounts payable and accruals:
Trade	50	75
Other	957	733
Current maturities of lease liabilities	87	78
TOTAL CURRENT LIABILITIES	2,130	1,859
NON-CURRENT LIABILITIES:
Other long-term loan	78	96
Lease liabilities, net of current maturities		88
TOTAL NON-CURRENT LIABILITIES	78	184
COMMITMENTS
TOTAL LIABILITIES	2,208	2,043
EQUITY:
Common shares	98	98
Share premium	23,121	23,121
Foreign currency translation reserve	(2,275)	(2,061)
Accumulated deficit	(12,994)	(11,284)
Capital and reserves attributable to parent company shareholders	7,950	9,874
Non-controlling interest	(149)
TOTAL EQUITY	7,801	9,874
TOTAL LIABILITIES AND EQUITY	$ 10,009	$ 11,917